Leases - Schedule of Lease Liabilities (Details) - Offices [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Liabilities [Abstract]
Offices, Balance at beginning of year	$ 87	$ 166	$ 127
Offices, Additions during year	197		166
Offices, Interest expense during year	3	6	3
Offices, Payments during year	(98)	(81)	(120)
Offices, Translation adjustment	5	(4)	(10)
Offices, Balance at end of year	194	87	166
Total, Balance at beginning of year	87	166	127
Total, Additions during year	197		166
Total, Interest expense during year	3	6	3
Total, Payments during year	(98)	(81)	(120)
Total, Translation adjustment	5	(4)	(10)
Total, Balance at end of year	$ 194	$ 87	$ 166